Income tax	12 Months Ended
Jan. 31, 2019
Disclosure Of Income Tax [Abstract]
Income tax
Income tax

	Year ended January 31, 2019	Year ended January 31, 2018	Year ended January 31, 2017
	£000	£000	£000
Analysis of credit in the period
Current tax:
Current tax income	1,286	3,767	4,245
Adjustments in respect of prior years	506	(5)	(9)
Total current tax	1,792	3,762	4,236
Total deferred tax	704	—	100
Total tax	2,496	3,762	4,336

The difference between the total tax shown above and the amount calculated by applying the standard rate of U.K. corporation tax to the loss before tax is as follows:

	Year ended January 31, 2019	Year ended January 31, 2018	Year ended January 31, 2017
		(Adjusted*)
	£000	£000	£000
Profit / (loss) before tax	5,031	(23,952)	(25,707)
Profit / (loss) multiplied by the standard rate of corporation tax in the United Kingdom (Current tax) 19% (2018: 19.17%)	956	(4,592)	(5,141)
Adjustment for IFRS 15 restatement	(2,481)	2,504	—
Change in unrecognized tax losses	820	751	2,169
Non-deductible expenses	1,797	402	331
Tax relief for qualifying research and development expenditure	(2,656)	(3,043)	(1,699)
Prior year adjustments	(506)	5	9
Share options exercised	(15)	(40)	(84)
Overseas profits taxed at different rates	292	251	179
Change in rate of deferred tax	(703)	—	(100)
Total tax	(2,496)	(3,762)	(4,336)

* See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’

There are no current tax liabilities as at January 31, 2019 (2018: nil; 2017: nil).
Tax relief for qualifying research and development expenditure relates to U.K. research and development tax credits claimed through the small or medium-sized enterprise scheme ('SME') under the Finance Act 2015.
12. Income tax (continued)
The Finance (No 2) Act 2015, which provides for reductions in the main rate of corporation tax from 20% to 19% effective from April 1, 2017, and to 18% effective from April 1, 2020, was substantively enacted on October 26, 2015. Subsequently, the Finance Act 2016, which provides for a further reduction in the main rate of corporation tax to 17% effective from April 1, 2020, was substantively enacted on September 6, 2016. These rate reductions have been reflected in the calculation of deferred tax at the year end date.
The closing deferred tax liability at January 31, 2019, has been calculated at 17% reflecting the tax rate at which the deferred tax liability is expected to be reversed in future periods. Unrecognized deferred tax has been calculated at 17% reflecting the latest enacted rate. In respect of unrecognized deferred tax on losses, the new loss restriction rules effective from April 1, 2017, limit the amount of brought forward losses available to use against future taxable profits on a year by year basis to the extent that taxable profits exceed £5.0 million in each year. However, the losses will not lapse and therefore the full amount will be relieved over time provided there are sufficient profits against which the losses can be utilized.
Please see Note 24 ‘Deferred tax liability’ for information on the unrecognized tax losses carried forward.